Mar. 31, 2017
PF Real Estate Fund
PF Real Estate Fund

SUPPLEMENT DATED MARCH 30, 2018

TO THE PROSPECTUS DATED AUGUST 1, 2017

FOR PACIFIC FUNDS CLASS P SHARES

This supplement revises the Pacific Funds Class P shares prospectus dated August 1, 2017, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

PF Real Estate Fund – Pursuant to approval by the Board of Trustees of Pacific Funds Series Trust (the “Board”), including a majority of the independent trustees, at a meeting held on March 27, 2018, Principal Real Estate Investors LLC (“Principal REI”) will become the sub-adviser of the PF Real Estate Fund effective May 1, 2018, replacing Morgan Stanley Investment Management Inc. In order to facilitate this change, a portion of the Fund’s holdings may be sold and new investments purchased in accordance with recommendations by Principal REI. Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser to the Fund, may begin this transitioning prior to May 1, 2018.  In connection with the sub-adviser change, certain principal investment strategies of the Fund will change as described below. Effective May 1, 2018, all references and information in the Prospectus regarding Morgan Stanley Investment Management Inc. will be deleted.

PF Real Estate Fund – Effective May 1, 2018, the disclosure in the Principal Investment Strategies subsection will be deleted and replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies operating in the real estate and related industries. The Fund invests primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (“REITs”) and real estate operating companies (“REOCs”). REITs and REOCs invest primarily in properties that produce income and in real estate interest or loans. The Fund focuses on REITs, as well as REOCs, that invest in a variety of property types and regions. The Fund normally will invest more than 25% of its assets in securities of companies in real estate and related industries. The Fund may invest in small-, mid- and large-capitalization companies.

The sub-adviser utilizes a bottom-up investment approach for selecting investments for the Fund, using a rigorous, fundamental research analysis of individual issuers. During portfolio construction, the portfolio management team takes into consideration their general outlook on real estate markets and the impact any proposed investment would have on portfolio risk. The weights to different types of properties are primarily the result of bottom-up stock analysis, but are also influenced by the team’s top-down views.

The sub-adviser may sell a holding due to a change in a company’s fundamentals, if the sub-adviser believes the security is no longer attractively valued or if the sub-adviser identifies a security that it believes offers a better investment opportunity.

The Fund is classified as non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.

Effective May 1, 2018, in the Performance subsection, the following will be added to the beginning of the second paragraph:

Principal Real Estate Investors LLC began managing the Fund on May 1, 2018 and some investment policies changed at that time. Another firm managed the Fund before that date.

Effective August 1, 2018, in the Performance subsection, the following will be added to the end of the first paragraph:

In addition to the real estate sector index that was utilized by the immediately prior sub-adviser, the Average Annual Total Returns table includes a real estate sector index that the current sub-adviser uses as its benchmark.

Effective August 1, 2018, in the Performance subsection, return information for the MSCI U.S. REIT Index will be added to the Average Annual Total Returns table for the periods ended December 31, 2017.